Dividend Payables	12 Months Ended
Dec. 31, 2022
Disclosure of Restrictions on Dividends, Loans and Advances Disclosure [Abstract]
DIVIDEND PAYABLES
22	DIVIDEND PAYABLES

According to the resolutions of the board of director of First High-School HK on November 27, 2018, the dividends declared to the then shareholder were RMB80,614. Dividends of RMB27,880 and RMB42,300 was paid in November 2018, and December 2020 respectively. A remaining balance of RMB10,434, was paid in March 18, 2021. Pursuant to a board meeting dated December 25, 2020, the Company declared a dividend of US$24,163 (approximately RMB156,254) to the shareholders of the Company upon the consummation of the Corporate Restructuring. Such dividend was paid in full on March 18, 2021. The sum of the two dividends paid on March 18, 2021 totaled RMB166,688.

Pursuant to a board meeting dated September 30, 2022, the Company declared a dividend of US$1,240 (approximately RMB8,564) to the shareholders. As December 31, 2022, RMB6,432 has been paid. The remaining dividend will be paid in October 2023.